May 22, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Calvert Fund ("TCF" or the "Fund") Form N-14 Reorganization of Summit Mutual Funds, Inc. Calvert High Yield Bond Fund and Calvert Short-Term Government Fund into Comparable Series of TCF

Ladies and Gentlemen:

Transmitted is a Form N-14 for Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, series of The Calvert Fund, pursuant to Rule 14a-6 of the Securities and Exchange Act of 1934. As the facing page of this filing indicates, this filing includes a delaying amendment under Rule 473 of the Securities Act of 1933 (the "Securities Act").

The purpose of the filing is to reorganize Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, series of Summit Mutual Funds, Inc. (the "Merging Funds"), a Maryland corporation, into comparable series of The Calvert Fund, a Massachusetts business trust.

Please note that on April 1, 2009, pursuant to Rule 485(a) of the Securities Act, The Calvert Fund filed for two new series identical to the Merging Funds with respect to fund names, objectives, strategies and policies, with an effective date of July 1, 2009. Accordingly, the Fund seeks an effective date of July 1, 2009, for this Form N-14. As stated in the Rule 485(a) filing, the new series would not offer shares to the public until completion of the reorganizations on September 18, 2009.

Please feel free to contact me at 301-657-7045 with any questions about this filing.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel

cc:	Valerie Lithotomos, Esq. Division of Investment Management Securities and Exchange Commission